Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue:
Total revenue		$ 174,067,000	$ 159,956,000
Direct and selling, general and administrative expenses:
Direct		77,106,000	72,498,000
Selling, general and administrative		28,664,000	21,986,000
Depreciation and amortization		12,410,000	13,134,000
Insurance proceeds		0	(130,000)
Direct and selling, general and administrative expenses		118,180,000	107,488,000
Operating income (loss)		55,887,000	52,468,000
Interest expense		(14,015,000)	(13,743,000)
Other expense, net		(645,000)	(282,000)
Net income before tax		41,227,000	38,443,000
Income tax provision		(13,588,000)	(1,906,000)
Net income		27,639,000	36,537,000
Other comprehensive (loss) income, net of taxes:
Benefit obligation (loss) gain		(71,000)	58,000
Other comprehensive (loss) income		(71,000)	58,000
Total comprehensive income		27,568,000	36,595,000
Accretion and dividends of cumulative redeemable preferred shares		(7,922,000)	(10,684,000)
Net income available to ordinary shareholders		$ 19,717,000	$ 25,853,000
Earnings per share - Basic (in dollars per share)		$ 0.21	$ 0.28
Earnings per share - Diluted (in dollars per share)		$ 0.21	$ 0.28
Weighted average number of shares outstanding during the period - Basic (in shares)		62,255,681	50,481,822
Weighted average number of shares outstanding during the period - Diluted (in shares)		62,255,681	50,481,822
Package
Revenue:
Total revenue		$ 152,956,000	$ 142,456,000
Non-package
Revenue:
Total revenue		$ 21,111,000	$ 17,500,000
Porto Holdco B.V.
Revenue:
Total revenue	$ 0
Direct and selling, general and administrative expenses:
Professional fees and other expenses	670,022
Organizational costs	0
Operating income (loss)	(670,022)
Net income	$ (670,022)
Net loss per ordinary share:
Basic and diluted	$ (6,700.22)
Weighted average ordinary shares outstanding:
Basic and diluted	100